Client Name:
Client Project Name:	CIM 2024-R1
Start - End Dates:	1/27/2016 - 3/12/2020
Deal Loan Count:	9

Loan Level Tape Compare Upload

Loans in Report	9
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Representative Credit Score for Grading	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original P&I	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original Term	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Representative Credit Score for Grading	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Most Recent Appraisal Value	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original Term	XXXXXX	XXXXXX

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